Average Annual Total Returns - Class K - BlackRock Global Long/Short Credit Fund	Nov. 27, 2020
ICEBofAML [Member]
Average Annual Return:
1 Year	2.28%
5 Years	1.07%
Since Inception	0.68%
Class K Shares
Average Annual Return:
1 Year	7.51%
5 Years	2.37%
Since Inception	2.91%
Inception Date	Sep. 30, 2011
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.04%
5 Years	1.10%
Since Inception	1.71%
Inception Date	Sep. 30, 2011
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.59%
5 Years	1.28%
Since Inception	1.73%
Inception Date	Sep. 30, 2011